Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
REVENUE	¥ 2,516,810	¥ 2,374,934	¥ 2,032,298
OPERATING EXPENSES
Purchases, services and other	(1,697,834)	(1,553,784)	(1,295,032)
Employee compensation costs	(154,318)	(144,391)	(125,703)
Exploration expenses, including exploratory dry holes	(20,775)	(18,726)	(23,884)
Depreciation, depletion and amortization	(225,262)	(232,276)	(237,807)
Selling, general and administrative expenses	(68,596)	(74,477)	(77,557)
Taxes other than income taxes	(228,436)	(220,677)	(200,704)
Other income/(expenses) net	173	(7,661)	(775)
TOTAL OPERATING EXPENSES	(2,395,048)	(2,251,992)	(1,961,462)
PROFIT FROM OPERATIONS	121,762	122,942	70,836
FINANCE COSTS
Exchange gain	10,017	12,701	8,252
Exchange loss	(10,016)	(11,581)	(9,436)
Interest income	3,631	3,779	2,912
Interest expense	(30,409)	(22,718)	(22,841)
TOTAL NET FINANCE COSTS	(26,777)	(17,819)	(21,113)
SHARE OF PROFIT OF ASSOCIATES AND JOINT VENTURES	8,229	11,647	5,968
PROFIT BEFORE INCOME TAX EXPENSE	103,214	116,770	55,691
INCOME TAX EXPENSE	(36,199)	(42,790)	(16,296)
PROFIT FOR THE YEAR	67,015	73,980	39,395
OTHER COMPREHENSIVE INCOME, Item that will not be reclassified to profit or loss
Fair value changes in equity investment measured at fair value through other comprehensive income	156	(201)
OTHER COMPREHENSIVE INCOME, Items that are or may be reclassified subsequently to profit or loss
Currency translation differences	8,357	(2,667)	(431)
Fair value loss from available-for-sale financial assets, net of tax			(608)
Share of the other comprehensive income of associates and joint ventures accounted for using the equity method	417	220	(326)
OTHER COMPREHENSIVE INCOME, NET OF TAX	8,930	(2,648)	(1,365)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	75,945	71,332	38,030
PROFIT FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	45,682	53,036	23,537
Non-controlling interests	21,333	20,944	15,858
PROFIT FOR THE YEAR	67,015	73,980	39,395
TOTAL COMPREHENSIVE INCOME FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	50,323	48,072	24,424
Non-controlling interests	25,622	23,260	13,606
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	¥ 75,945	¥ 71,332	¥ 38,030
BASIC AND DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY(RMB)	¥ 0.25	¥ 0.29	¥ 0.13